Submission	Jul. 20, 2026
Submission [Line Items]
Central Index Key	0001829959
Registrant Name	Docebo Inc.
Form Type	SC 13E-4F
Submission Type	SC13E4F
Fee Exhibit Type	EX-FILING FEES